Restatement of Financial Statements - Restatement Of Balance Sheet (Detail) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Sep. 21, 2020	Jul. 02, 2020
Restatement [Line Items]
Total assets	$ 692,373,510		$ 694,363,065
Liabilities and stockholders' equity
Total current liabilities	421,572		1,790,393
Deferred legal fees	239,161
Deferred underwriting commissions	24,150,000		24,150,000
Derivative warrant liabilities	99,938,040		38,257,890
Total liabilities	124,748,773		64,198,283
Class A common stock, $0.0001 par value; shares subject to possible redemption	562,624,730		625,164,780
Shareholders' Equity:
Preferred stock- $0.0001 par value
Additional paid-in capital	68,899,593		6,360,169
Accumulated deficit	(63,902,585)		(1,362,540)
Total shareholder's equity	5,000,007		5,000,002	$ 0
Total Liabilities and Shareholders' Equity	692,373,510		694,363,065
Class A common stock [Member]
Shareholders' Equity:
Common Stock	1,274		648
Total shareholder's equity	1,274			0
Class B common stock [Member]
Shareholders' Equity:
Common Stock	1,725		1,725
Total shareholder's equity	1,725			$ 0
As Previously Reported
Restatement [Line Items]
Total assets	692,373,510	$ 693,957,206	694,363,065
Liabilities and stockholders' equity
Total current liabilities	421,572	1,052,132	1,790,393
Deferred legal fees	239,161	239,161
Deferred underwriting commissions	24,150,000		24,150,000
Total liabilities	24,810,733	25,441,293	25,940,393
Class A common stock, $0.0001 par value; shares subject to possible redemption	662,562,770	663,276,660	663,422,670
Shareholders' Equity:
Additional paid-in capital	5,931,243	5,204,860	5,071,351
Accumulated deficit	(933,235)	(206,850)	(73,340)
Total shareholder's equity	5,000,007	5,000,002	5,000,002
Total Liabilities and Shareholders' Equity	692,373,510	693,717,955	694,363,065
As Previously Reported | Class A common stock [Member]
Shareholders' Equity:
Common Stock	274	267	266
As Previously Reported | Class B common stock [Member]
Shareholders' Equity:
Common Stock	1,725	1,725	1,725
Restatement Adjustment
Liabilities and stockholders' equity
Derivative warrant liabilities	99,938,040	56,334,070	38,257,890
Total liabilities	99,938,040	56,334,070	38,257,890
Class A common stock, $0.0001 par value; shares subject to possible redemption	(99,938,040)	(56,334,070)	(38,257,890)
Shareholders' Equity:
Additional paid-in capital	62,968,350	19,364,816	1,288,818
Accumulated deficit	(62,969,350)	(19,365,380)	(1,289,200)
Restatement Adjustment | Class A common stock [Member]
Shareholders' Equity:
Common Stock	$ 1,000	564	$ 382
Restatement Adjustment | Class B common stock [Member]
Shareholders' Equity:
Common Stock		$ 0